Short-Term Borrowings - Additional Information (Details) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Short-term Debt [Line Items]
Interest rate on short-term borrowings	1.41%	1.87%
Short-term borrowings	$ 221,863,000	$ 764,715,000
Intraday credit facility | Revolving credit facility
Short-term Debt [Line Items]
Committed amount	$ 150,000,000
Interest rate	0.12%
Intraday credit facility | Revolving credit facility | Base rate
Short-term Debt [Line Items]
Basis spread on variable rate	3.00%
Intraday credit facility | Revolving credit facility | Federal funds rate
Short-term Debt [Line Items]
Basis spread on variable rate	0.50%
Line of credit
Short-term Debt [Line Items]
Short-term borrowings	$ 200,000,000	$ 746,000,000
Line of credit | Revolving credit facility | Jefferies Group LLC
Short-term Debt [Line Items]
Committed amount	200,000,000
Line of credit | Revolving credit facility two | Revolving credit facility | Jefferies Group LLC
Short-term Debt [Line Items]
Committed amount	200,000,000
Line of credit | Intraday credit facility two | Revolving credit facility | Jefferies Group LLC
Short-term Debt [Line Items]
Committed amount	$ 150,000,000
Interest rate	1.00%
Line of credit | Overnight credit facility | Revolving credit facility | Jefferies Group LLC
Short-term Debt [Line Items]
Committed amount	$ 50,000,000